Net investment in sublease (Details)	Mar. 31, 2020 CAD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments receivable	$ 240,132
Interest income	17,098
Present value of minimum lease payments receivable	223,034
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments receivable	169,505
Interest income	15,366
Present value of minimum lease payments receivable	154,139
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments receivable	70,627
Interest income	1,732
Present value of minimum lease payments receivable	$ 68,895